Basis of preparation (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis Of Preparation
Inflation rate	94.80%	50.90%	36.13%	53.77%	47.66%